Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedged items [line items]
Balance sheet items		Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Securities – Investment, net of applicable allowance; Loans – Retail	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ 614	$ (484)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(402)	294
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 206	$ 285
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Deposits – Business and government; Deposits – Personal	Deposits – Business and government; Deposits – Personal
Changes in fair values used for calculating hedge ineffectiveness	$ (2,641)	$ 1,839
Cash flow hedge /foreign currency translation reserve, Continuing hedges	1,310	(1,540)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (399)	$ (523)
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Securities – Investment, net of applicable allowance; Loans – Retail	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ (98)	$ 2
Cash flow hedge /foreign currency translation reserve, Continuing hedges	$ 1	$ 6
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Deposits - Business and government	Deposits – Business and government
Changes in fair values used for calculating hedge ineffectiveness		$ (164)
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	$ (2,331)	535
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(4,032)	(6,363)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (421)	$ (421)